Leases Obligations relating to Operating leases (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020 USD ($) lease	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($) lease	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) lease
Operating Leased Assets [Line Items]
Current portion of operating lease liabilities (notes 2 and 6)	$ (32,753)		$ (32,753)		$ (61,431)
Operating Leases, Rent Expense	17,714	$ 28,817	44,770	$ 58,655
Operating lease right-of-use assets (note 6)	81,255		81,255		159,638
Lessee, Operating Lease, Liability, Payments, Remainder of Fiscal Year	34,900		34,900
Lessee, Operating Lease, Liability, Payments, Due Year Two	39,400		39,400
Lessee, Operating Lease, Liability, Payments, Due Year Three	20,300		20,300
Lessee, Operating Lease, Liability, Payments, Due Year Four	9,200		9,200
Lessee, Operating Lease, Liability, Payments, Due Year Five	5,700		5,700
Long-term operating lease liabilities (note 6)	40,229		40,229		$ 87,171
Shuttle Tankers [Member]
Operating Leased Assets [Line Items]
Operating lease right-of-use assets (note 6)	50,700		50,700
Operating Lease, Liability	$ 50,700		$ 50,700
Sales-type lease [Member] | LNG Carriers [Member] | Teekay LNG
Operating Leased Assets [Line Items]
Number Of Vessels | lease	9		9		9